UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2012

MFS® DIVERSIFIED

INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 51.6%
Aerospace - 0.7%
Bombardier, Inc., 7.5%, 2018 (n)		$1,355,000	$1,490,495
Bombardier, Inc., 7.75%, 2020 (n)		345,000	387,258
CPI International, Inc., 8%, 2018		1,090,000	1,036,858
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		2,211,000	2,398,930
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	260,000	297,566
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,455,000	1,573,214
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,315,000	1,433,350

			$8,617,671
Agency - Other - 0.3%
Financing Corp., 9.4%, 2018		$965,000	$1,359,027
Financing Corp., 10.35%, 2018		715,000	1,081,457
Financing Corp., STRIPS, 0%, 2017		860,000	809,426

			$3,249,910
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$137,000	$147,611

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		$15,000	$16,650
Hanesbrands, Inc., 6.375%, 2020		735,000	807,576
Jones Group, Inc., 6.875%, 2019		930,000	955,570
Levi Strauss & Co., 6.875%, 2022		105,000	110,114
Phillips-Van Heusen Corp., 7.375%, 2020		860,000	962,125

			$2,852,035
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.702%, 2049		$198,555	$38,210
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	115,226
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	228,680
CWCapital Cobalt Ltd., “A4”, FRN, 5.996%, 2046		1,000,000	1,173,166
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		145,287	146,195
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.155%, 2051		105,201	112,166
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049		1,124,877	1,312,366

			$3,126,009
Automotive - 1.0%
Accuride Corp., 9.5%, 2018		$850,000	$803,250
Allison Transmission, Inc., 7.125%, 2019 (n)		1,330,000	1,416,450
Automotores Gildemeister S.A., 8.25%, 2021 (n)		1,225,000	1,326,063
Continental Rubber of America Corp., 4.5%, 2019 (n)		185,000	186,850
Ford Motor Co., 7.45%, 2031		215,000	269,825
Ford Motor Credit Co. LLC, 12%, 2015		1,890,000	2,319,975
Ford Motor Credit Co. LLC, 8.125%, 2020		780,000	991,270
General Motors Financial Co., Inc., 4.75%, 2017 (n)		365,000	379,887
General Motors Financial Co., Inc., 6.75%, 2018		610,000	687,677
Goodyear Tire & Rubber Co., 8.25%, 2020		165,000	180,675
Goodyear Tire & Rubber Co., 7%, 2022		250,000	266,875
Grupo Kuo S.A.B de C.V., 6.25%, 2022 (z)		232,000	236,918
Hyundai Capital America, 4%, 2017 (n)		213,000	230,811
Jaguar Land Rover PLC, 7.75%, 2018 (n)		685,000	750,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 8.125%, 2021 (n)	$1,415,000	$1,549,425
Lear Corp., 8.125%, 2020	733,000	819,128

		$12,415,154
Broadcasting - 1.2%
Allbritton Communications Co., 8%, 2018	$320,000	$348,000
AMC Networks, Inc., 7.75%, 2021	274,000	310,990
Clear Channel Communications, Inc., 9%, 2021	636,000	561,270
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (z)	200,000	199,000
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (z)	555,000	557,775
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	30,000	28,950
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	965,000	945,700
Hughes Network Systems LLC, 7.625%, 2021	460,000	512,900
Inmarsat Finance PLC, 7.375%, 2017 (n)	460,000	489,900
Intelsat Bermuda Ltd., 11.25%, 2017	975,000	1,033,500
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,150,000	2,281,688
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	610,000	610,000
LBI Media, Inc., 8.5%, 2017 (z)	125,000	31,563
Liberty Media Corp., 8.5%, 2029	605,000	650,375
Liberty Media Corp., 8.25%, 2030	230,000	248,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	418,999
Newport Television LLC, 13%, 2017 (n)(p)	787,432	842,552
Nexstar Broadcasting Group, Inc., 8.875%, 2017	185,000	202,113
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	145,000	145,725
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	434,500
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	33,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	459,169
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,250,000	1,381,250
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	110,000	109,725
Starz LLC/Starz Finance Corp., 5%, 2019 (n)	285,000	291,769
Townsquare Radio LLC, 9%, 2019 (z)	265,000	288,850
Univision Communications, Inc., 6.875%, 2019 (n)	1,220,000	1,256,600
Univision Communications, Inc., 7.875%, 2020 (n)	190,000	202,825
Univision Communications, Inc., 8.5%, 2021 (n)	840,000	865,200

		$15,742,738
Brokerage & Asset Managers - 0.1%
E*TRADE Financial Corp., 6.375%, 2019	$965,000	$973,444

Building - 0.9%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$520,000	$527,800
Building Materials Holding Corp., 6.875%, 2018 (n)	420,000	450,450
Building Materials Holding Corp., 7%, 2020 (n)	460,000	501,400
Building Materials Holding Corp., 6.75%, 2021 (n)	645,000	706,275
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	467,625
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	1,125,180
CEMEX S.A.B. de C.V., FRN, 5.362%, 2015 (n)	1,155,000	1,143,450
HD Supply, Inc., 8.125%, 2019 (n)	615,000	693,413
HD Supply, Inc., 11.5%, 2020 (n)	305,000	333,213
Masonite International Corp., 8.25%, 2021 (n)	700,000	749,000
Nortek, Inc., 8.5%, 2021	1,045,000	1,136,438
Odebrecht Finance Ltd., 5.125%, 2022 (n)	223,000	239,725
Odebrecht Finance Ltd., 6%, 2023 (n)	1,645,000	1,891,750
Odebrecht Finance Ltd., 7.125%, 2042 (n)	230,000	266,225
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	315,000	348,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
USG Corp., 6.3%, 2016		$770,000	$793,100
USG Corp., 7.875%, 2020 (n)		310,000	343,325

			$11,716,444
Business Services - 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$360,000	$352,800
Ceridian Corp., 8.875%, 2019 (n)		160,000	171,200
Cielo S.A., 3.75%, 2022 (z)		422,000	417,780
Fidelity National Information Services, Inc., 7.625%, 2017		265,000	288,850
Fidelity National Information Services, Inc., 5%, 2022		515,000	538,175
iGate Corp., 9%, 2016		1,205,000	1,310,438
Iron Mountain, Inc., 8.375%, 2021		1,050,000	1,160,250
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		595,000	565,250
Lender Processing Services, Inc., 5.75%, 2023		420,000	438,375
SunGard Data Systems, Inc., 7.375%, 2018		190,000	202,588
Tencent Holdings Ltd., 3.375%, 2018 (n)		547,000	562,700

			$6,008,406
Cable TV - 0.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$55,000	$59,400
CCO Holdings LLC, 7.875%, 2018		1,855,000	2,003,400
CCO Holdings LLC, 8.125%, 2020		915,000	1,029,375
CCO Holdings LLC, 7.375%, 2020		280,000	311,500
Cequel Communications Holdings, 8.625%, 2017 (n)		400,000	427,000
DISH DBS Corp., 6.75%, 2021		525,000	593,250
EchoStar Corp., 7.125%, 2016		930,000	1,042,763
Myriad International Holdings B.V., 6.375%, 2017 (n)		793,000	900,055
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	600,000	819,737
UPC Holding B.V., 9.875%, 2018 (n)		$830,000	928,563
UPCB Finance III Ltd., 6.625%, 2020 (n)		970,000	1,040,325
Virgin Media Finance PLC, 8.375%, 2019		67,000	76,715
Virgin Media Finance PLC, 4.875%, 2022		200,000	205,500
Virgin Media Finance PLC, 5.25%, 2022		600,000	631,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	440,000	629,752

			$10,698,835
Chemicals - 0.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$820,000	$899,950
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		710,000	717,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	48,813
Huntsman International LLC, 8.625%, 2021		1,080,000	1,223,100
INEOS Finance PLC, 8.375%, 2019 (n)		1,055,000	1,124,894
INEOS Group Holdings PLC, 8.5%, 2016 (n)		515,000	504,700
LyondellBasell Industries N.V., 5%, 2019		790,000	877,888
LyondellBasell Industries N.V., 6%, 2021		575,000	686,406
Momentive Performance Materials, Inc., 12.5%, 2014		429,000	442,943
Momentive Performance Materials, Inc., 11.5%, 2016		304,000	185,440
Polypore International, Inc., 7.5%, 2017		355,000	384,731
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		859,000	972,447

			$8,068,412
Computer Software - 0.3%
Infor U.S., Inc., 11.5%, 2018		$820,000	$951,200
Nuance Communications, Inc., 5.375%, 2020 (n)		600,000	618,000
Seagate HDD Cayman, 6.875%, 2020		455,000	474,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
Syniverse Holdings, Inc., 9.125%, 2019	$1,300,000	$1,387,750
TransUnion Holding Co., Inc., 9.625%, 2018	250,000	263,750
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	515,000	597,400

		$4,293,006
Computer Software - Systems - 0.2%
Audatex North America, Inc., 6.75%, 2018 (n)	$555,000	$595,238
CDW LLC/CDW Finance Corp., 12.535%, 2017	452,000	483,640
CDW LLC/CDW Finance Corp., 8.5%, 2019	965,000	1,039,788
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	685,000	751,788

		$2,870,454
Conglomerates - 0.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,090,000	$1,160,850
Dynacast International LLC, 9.25%, 2019	375,000	401,250
Griffon Corp., 7.125%, 2018	1,055,000	1,116,981

		$2,679,081
Construction - 0.0%
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (n)	$188,000	$198,340

Consumer Products - 0.2%
Easton-Bell Sports, Inc., 9.75%, 2016	$245,000	$263,990
Elizabeth Arden, Inc., 7.375%, 2021	690,000	767,625
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	50,000	54,500
Jarden Corp., 7.5%, 2020	870,000	946,125
Libbey Glass, Inc., 6.875%, 2020 (n)	215,000	230,050
Prestige Brands, Inc., 8.125%, 2020	50,000	56,125
Spectrum Brands Escrow Corp., 6.375%, 2020 (z)	255,000	264,563
Spectrum Brands Escrow Corp., 6.625%, 2022 (z)	60,000	62,850

		$2,645,828
Consumer Services - 0.1%
Service Corp. International, 6.75%, 2015	$60,000	$66,300
Service Corp. International, 7%, 2017	1,125,000	1,293,750
Service Corp. International, 7%, 2019	325,000	355,875

		$1,715,925
Containers - 0.6%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$530,000	$577,038
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,170,000	1,257,750
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	432,000
Ball Corp., 5%, 2022	307,000	325,420
Berry Plastics Group, Inc., 9.5%, 2018	290,000	317,550
Greif, Inc., 6.75%, 2017	775,000	856,375
Greif, Inc., 7.75%, 2019	680,000	780,300
Reynolds Group, 7.125%, 2019	845,000	912,600
Reynolds Group, 9.875%, 2019	695,000	736,700
Reynolds Group, 5.75%, 2020 (n)	900,000	920,250
Reynolds Group, 8.25%, 2021	320,000	317,600

		$7,433,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Defense Electronics - 0.1%
Ducommun, Inc., 9.75%, 2018	$705,000	$749,063
MOOG, Inc., 7.25%, 2018	585,000	614,250

		$1,363,313
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$330,000	$261,525
Avaya, Inc., 7%, 2019 (n)	170,000	152,575

		$414,100
Electronics - 0.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,055,000	$1,135,444
Nokia Corp., 5.375%, 2019	220,000	198,000
Nokia Corp., 6.625%, 2039	190,000	160,075
Sensata Technologies B.V., 6.5%, 2019 (n)	1,150,000	1,213,250

		$2,706,769
Emerging Market Quasi-Sovereign - 5.4%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$955,000	$1,132,630
Banco do Brasil S.A., 3.875%, 2017	1,472,000	1,527,200
Banco do Brasil S.A., 5.875%, 2023 (n)	528,000	571,560
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,685,000	1,851,394
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,273,080
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	1,032,000	1,060,380
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	623,525
Biz Finance PLC, 8.375%, 2015	1,153,000	1,135,705
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	303,800
Caixa Economica Federal, 3.5%, 2022 (z)	269,000	271,690
CEZ A.S., 4.25%, 2022 (n)	1,335,000	1,425,780
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	2,245,000	2,420,988
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	202,000	237,903
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	607,136
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	264,571
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,575,000	1,791,563
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	2,106,000	2,345,031
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	376,343
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	1,234,000	1,240,176
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,149,000	2,347,783
Development Bank of Kazakhstan, 4.125%, 2022 (z)	769,000	767,078
Dolphin Energy Ltd., 5.5%, 2021 (n)	2,062,000	2,391,920
Ecopetrol S.A., 7.625%, 2019	1,852,000	2,389,080
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	1,290,000	1,385,141
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	855,344
Gaz Capital S.A., 9.25%, 2019	1,434,000	1,881,967
Gaz Capital S.A., 5.999%, 2021 (n)	2,212,000	2,527,763
Gaz Capital S.A., 4.95%, 2022 (n)	627,000	669,323
Gazprom Neft, 4.375%, 2022 (n)	1,107,000	1,118,624
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	272,000	282,336
JSC Georgian Railway, 7.75%, 2022 (n)	1,203,000	1,356,383
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	2,711,000	3,354,863
Majapahit Holding B.V., 7.75%, 2020	1,351,000	1,695,505
Naftogaz Ukraine, 9.5%, 2014	753,000	771,825
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	494,000	522,405
Pemex Project Funding Master Trust, 6.625%, 2035	1,446,000	1,829,190
Pertamina PT, 4.875%, 2022 (n)	2,381,000	2,595,290
Pertamina PT, 6%, 2042 (n)	486,000	549,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras International Finance Co., 7.875%, 2019	$566,000	$709,658
Petrobras International Finance Co., 5.375%, 2021	2,500,000	2,811,475
Petroleos Mexicanos, 5.5%, 2021	2,395,000	2,802,150
Petroleos Mexicanos, 5.5%, 2044	467,000	513,700
Petroleos Mexicanos, 5.5%, 2044 (z)	299,000	328,900
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	885,875	965,604
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	642,000	720,645
PT Perusahaan Listrik Negara, 5.25%, 2042 (z)	250,000	257,500
PTT PLC, 3.375%, 2022 (z)	350,000	348,214
PTT PLC, 4.5%, 2042 (z)	381,000	382,232
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	325,786	358,853
Sberbank of Russia, 6.125%, 2022 (n)	3,590,000	4,017,138
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	1,445,000	1,567,907
Transnet SOC Ltd., 4.5%, 2016 (n)	202,000	214,282
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	484,000	520,300
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	2,725,000	3,110,043
Turkiye Vakiflar Bankasi, 6%, 2022 (z)	627,000	661,478
Vnesheconombank, 6.025%, 2022 (n)	294,000	329,039

		$70,370,573
Emerging Market Sovereign - 4.7%
Dominican Republic, 7.5%, 2021 (n)	$1,270,000	$1,484,630
Dominican Republic, 8.625%, 2027	833,000	995,435
Government of Aruba, 4.625%, 2023 (z)	2,150,000	2,145,700
Government of Mogolia, 4.125%, 2018 (z)	226,000	226,000
Government of Ukraine, 9.25%, 2017 (n)	375,000	408,750
Republic of Argentina, 7%, 2015	2,952,000	2,490,601
Republic of Argentina, 8.75%, 2017	2,327,000	1,838,330
Republic of Argentina, 8.28%, 2033	1,955,595	1,173,357
Republic of Colombia, 6.125%, 2041	562,000	775,560
Republic of Costa Rica, 4.25%, 2023 (z)	218,000	219,199
Republic of Guatemala, 5.75%, 2022 (n)	1,764,000	1,951,866
Republic of Indonesia, 6.875%, 2018	1,100,000	1,344,750
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	3,029,565
Republic of Latvia, 5.25%, 2017 (n)	1,133,000	1,264,711
Republic of Lithuania, 6.625%, 2022 (n)	1,794,000	2,282,865
Republic of Mongolia, 5.125%, 2022 (z)	268,000	268,670
Republic of Panama, 8.875%, 2027	427,000	696,010
Republic of Peru, 7.35%, 2025	787,000	1,149,020
Republic of Philippines, 5.5%, 2026	1,293,000	1,645,343
Republic of Philippines, 7.75%, 2031	389,000	601,978
Republic of Philippines, 6.375%, 2034	1,396,000	1,973,246
Republic of Romania, 6.75%, 2022 (n)	1,362,000	1,608,726
Republic of Serbia, 7.25%, 2021 (n)	281,000	316,828
Republic of Slovakia, 4.375%, 2022 (n)	4,190,000	4,508,398
Republic of Sri Lanka, 5.875%, 2022 (n)	214,000	229,515
Republic of Turkey, 5.625%, 2021	1,594,000	1,905,308
Republic of Turkey, 6.25%, 2022	2,021,000	2,536,355
Republic of Turkey, 6%, 2041	350,000	448,000
Republic of Uruguay, 4.125%, 2045	1,090,128	1,093,398
Republic of Uruguay, 8%, 2022	160,331	233,682
Republic of Uruguay, 7.625%, 2036	974,000	1,508,726
Republic of Venezuela, 7.75%, 2019	449,000	408,590
Republic of Venezuela, 12.75%, 2022	2,753,000	3,079,231
Republic of Venezuela, 9.25%, 2027	1,659,000	1,559,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Venezuela, 7%, 2038	$2,450,000	$1,855,875
Republic of Vietnam, 6.875%, 2016	497,000	546,700
Republic of Zambia, 5.375%, 2022 (n)	200,000	199,000
Russian Federation, 4.5%, 2022 (n)	1,800,000	2,036,700
Russian Federation, 7.5%, 2030	1,264,025	1,606,702
Russian Federation, 5.625%, 2042 (n)	1,200,000	1,491,000
United Mexican States, 5.125%, 2020	1,672,000	2,001,384
United Mexican States, 3.625%, 2022	3,416,000	3,761,870

		$60,901,034
Energy - Independent - 1.9%
BreitBurn Energy Partners LP, 8.625%, 2020	$230,000	$247,825
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	880,000	904,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	305,000	324,063
Chaparral Energy, Inc., 7.625%, 2022	750,000	770,625
Chesapeake Energy Corp., 6.875%, 2020	1,075,000	1,134,125
Concho Resources, Inc., 8.625%, 2017	670,000	729,463
Concho Resources, Inc., 6.5%, 2022	430,000	468,700
Continental Resources, Inc., 8.25%, 2019	1,005,000	1,130,625
Denbury Resources, Inc., 8.25%, 2020	1,330,000	1,502,900
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,235,000	1,392,463
EP Energy LLC, 9.375%, 2020	1,995,000	2,209,463
EPL Oil & Gas, Inc., 8.25%, 2018 (z)	260,000	258,050
EXCO Resources, Inc., 7.5%, 2018	605,000	571,725
Harvest Operations Corp., 6.875%, 2017	920,000	1,012,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	175,000	191,625
Laredo Petroleum, Inc., 9.5%, 2019	880,000	985,600
LINN Energy LLC, 6.5%, 2019	145,000	147,175
LINN Energy LLC, 8.625%, 2020	605,000	660,963
LINN Energy LLC, 7.75%, 2021	785,000	828,175
MEG Energy Corp., 6.5%, 2021 (n)	225,000	234,844
Newfield Exploration Co., 6.875%, 2020	780,000	839,475
OGX Austria GmbH, 8.375%, 2022 (n)	227,000	185,005
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	913,000	794,310
Plains Exploration & Production Co., 8.625%, 2019	1,100,000	1,226,500
Plains Exploration & Production Co., 6.5%, 2020	285,000	290,700
Plains Exploration & Production Co., 6.75%, 2022	380,000	391,400
QEP Resources, Inc., 6.875%, 2021	1,490,000	1,709,775
Range Resources Corp., 8%, 2019	420,000	462,000
Range Resources Corp., 5%, 2022	225,000	234,563
Samson Investment Co., 9.75%, 2020 (n)	395,000	417,713
SandRidge Energy, Inc., 8%, 2018 (n)	1,320,000	1,395,900
SM Energy Co., 6.5%, 2021	830,000	875,650
Whiting Petroleum Corp., 6.5%, 2018	440,000	474,100

		$25,001,700
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$2,574,000	$2,989,186

Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$730,000	$733,650

Entertainment - 0.2%
AMC Entertainment, Inc., 8.75%, 2019	$405,000	$445,500
AMC Entertainment, Inc., 9.75%, 2020	870,000	978,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Entertainment - continued
Cedar Fair LP, 9.125%, 2018		$370,000	$419,025
Cinemark USA, Inc., 8.625%, 2019		955,000	1,055,275

			$2,898,550
Financial Institutions - 1.2%
Ally Financial, Inc., 5.5%, 2017		$1,980,000	$2,108,700
CIT Group, Inc., 5.25%, 2014 (n)		1,340,000	1,386,900
CIT Group, Inc., 5.25%, 2018		665,000	705,731
CIT Group, Inc., 6.625%, 2018 (n)		1,124,000	1,258,880
CIT Group, Inc., 5.5%, 2019 (n)		1,125,000	1,198,125
Credit Acceptance Corp., 9.125%, 2017		595,000	650,038
GMAC, Inc., 8%, 2031		90,000	114,300
Icahn Enterprises LP, 8%, 2018		1,291,000	1,371,688
International Lease Finance Corp., 4.875%, 2015		255,000	261,375
International Lease Finance Corp., 8.625%, 2015		270,000	300,713
International Lease Finance Corp., 7.125%, 2018 (n)		637,000	737,328
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		720,000	776,700
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		400,000	445,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		225,000	233,156
PHH Corp., 9.25%, 2016		900,000	1,047,375
PHH Corp., 7.375%, 2019		610,000	661,850
SLM Corp., 8.45%, 2018		595,000	691,688
SLM Corp., 8%, 2020		1,750,000	1,999,375
SLM Corp., 7.25%, 2022		120,000	131,700

			$16,080,622
Food & Beverages - 0.7%
Ajecorp B.V., 6.5%, 2022 (n)		$200,000	$216,000
ARAMARK Corp., 8.5%, 2015		160,000	161,802
B&G Foods, Inc., 7.625%, 2018		1,005,000	1,082,888
BRF - Brasil Foods S.A., 5.875%, 2022 (n)		1,175,000	1,292,500
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		630,000	727,650
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		1,185,000	1,305,600
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		320,000	332,000
Pinnacle Foods Finance LLC, 8.25%, 2017		585,000	614,250
Sigma Alimentos S.A., 5.625%, 2018 (n)		2,360,000	2,672,700
TreeHouse Foods, Inc., 7.75%, 2018		485,000	531,075

			$8,936,465
Forest & Paper Products - 0.3%
Ainsworth Lumber Co. Ltd., 7.5%, 2017 (z)		$95,000	$97,850
Boise, Inc., 8%, 2020		735,000	799,313
Georgia-Pacific Corp., 8%, 2024		88,000	124,530
Graphic Packaging Holding Co., 7.875%, 2018		630,000	696,150
Inversiones CMPC S.A., 4.75%, 2018 (n)		525,000	561,789
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		225,000	240,750
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		960,000	967,200
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	323,042
Tembec Industries, Inc., 11.25%, 2018		$340,000	357,850
Xerium Technologies, Inc., 8.875%, 2018		238,000	203,490

			$4,371,964
Gaming & Lodging - 0.9%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$840,000	$823,200
Choice Hotels International, Inc., 5.75%, 2022		105,000	114,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	$505,000	$316
GWR Operating Partnership LLP, 10.875%, 2017	145,000	165,663
Harrah’s Operating Co., Inc., 11.25%, 2017	810,000	870,244
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	345,000	378,638
Isle of Capri Casinos, Inc., 8.875%, 2020	585,000	619,369
MGM Mirage, 10.375%, 2014	35,000	39,113
MGM Mirage, 6.625%, 2015	585,000	623,025
MGM Resorts International, 11.375%, 2018	1,000,000	1,187,500
MGM Resorts International, 9%, 2020	840,000	934,500
Penn National Gaming, Inc., 8.75%, 2019	1,053,000	1,201,736
Pinnacle Entertainment, Inc., 8.75%, 2020	295,000	321,550
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	105,000	112,613
Seven Seas Cruises S. DE R.L., 9.125%, 2019	930,000	967,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	315,000	385,385
Viking Cruises Ltd., 8.5%, 2022 (n)	705,000	747,300
Wyndham Worldwide Corp., 7.375%, 2020	320,000	390,060
Wynn Las Vegas LLC, 7.75%, 2020	965,000	1,107,338

		$10,989,725
Industrial - 0.2%
Altra Holdings, Inc., 8.125%, 2016	$205,000	$217,956
Dematic S.A., 8.75%, 2016 (z)	855,000	910,575
Hyva Global B.V., 8.625%, 2016 (n)	400,000	384,000
Mirror PIK S.A., 9%, 2016 (p)(z)	335,000	338,350
Mueller Water Products, Inc., 8.75%, 2020	237,000	270,180
Rexel S.A., 6.125%, 2019 (n)	420,000	434,700
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	525,000	561,750

		$3,117,511
Insurance - 0.3%
American International Group, Inc., 8.25%, 2018	$485,000	$630,845
American International Group, Inc., 8.175% to 2038, FRN to 2068	2,550,000	3,187,500
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	414,000

		$4,232,345
Insurance - Health - 0.0%
AMERIGROUP Corp., 7.5%, 2019	$425,000	$497,250

Insurance - Property & Casualty - 0.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$700,000	$1,039,500
XL Group PLC, 6.5% to 2017, FRN to 2049	1,105,000	1,001,130

		$2,040,630
International Market Quasi-Sovereign - 0.0%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$402,000	$423,909

International Market Sovereign - 0.2%
Republic of Iceland, 4.875%, 2016 (n)	$1,933,000	$2,029,650
Republic of Iceland, 5.875%, 2022 (n)	483,000	527,678

		$2,557,328
Internet - 0.0%
Baidu, Inc., 3.5%, 2022	$383,000	$387,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$140,045
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	444,055
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	18,821
State of California (Build America Bonds), 7.625%, 2040	65,000	94,205
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	74,238

		$771,364
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 6.5%, 2022 (n)	$210,000	$223,650
Case New Holland, Inc., 7.875%, 2017	1,200,000	1,413,000
CNH America LLC, 7.25%, 2016	335,000	376,875
CNH Capital LLC, 3.875%, 2015 (n)	155,000	159,069
CNH Capital LLC, 6.25%, 2016	140,000	152,950
H&E Equipment Services LLC, 7%, 2022 (n)	575,000	606,625
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	625,000	672,656
RSC Equipment Rental, Inc., 8.25%, 2021	830,000	929,600
UR Financing Escrow Corp., 5.75%, 2018 (n)	265,000	285,538
UR Financing Escrow Corp., 7.625%, 2022 (n)	767,000	849,453

		$5,669,416
Major Banks - 0.3%
Bank of America Corp., 5.65%, 2018	$530,000	$614,114
Barclays Bank PLC, 7.625%, 2022	400,000	396,000
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	654,000	685,589
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	92,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,610,000	1,605,975

		$3,393,678
Medical & Health Technology & Services - 1.3%
AmSurg Corp., 5.625%, 2020 (z)	$410,000	$414,100
Biomet, Inc., 6.5%, 2020 (n)	1,175,000	1,227,875
Catholic Health Initiatives, 2.95%, 2022	569,000	581,780
Davita, Inc., 6.375%, 2018	2,000,000	2,140,000
Davita, Inc., 6.625%, 2020	645,000	694,181
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	201,688
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	615,000	656,513
HCA, Inc., 8.5%, 2019	1,640,000	1,840,900
HCA, Inc., 7.5%, 2022	1,975,000	2,246,563
HCA, Inc., 5.875%, 2022	435,000	473,063
HealthSouth Corp., 8.125%, 2020	1,615,000	1,776,500
Hologic, Inc., 6.25%, 2020 (n)	230,000	244,375
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	825,000	779,625
Physio-Control International, Inc., 9.875%, 2019 (n)	330,000	360,525
Select Medical Corp., 7.625%, 2015	89,000	89,668
Teleflex, Inc., 6.875%, 2019	365,000	393,288
Tenet Healthcare Corp., 9.25%, 2015	980,000	1,104,950
Tenet Healthcare Corp., 8%, 2020	325,000	348,563
Universal Health Services, Inc., 7%, 2018	1,030,000	1,112,400
Universal Hospital Services, Inc., 7.625%, 2020 (n)	560,000	582,400
Universal Hospital Services, Inc., FRN, 3.902%, 2015	65,000	64,513

		$17,333,470
Metals & Mining - 0.9%
Arch Coal, Inc., 7.25%, 2020	$525,000	$471,188
Cloud Peak Energy, Inc., 8.25%, 2017	950,000	1,021,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Cloud Peak Energy, Inc., 8.5%, 2019	$410,000	$444,850
Consol Energy, Inc., 8%, 2017	415,000	444,050
Consol Energy, Inc., 8.25%, 2020	970,000	1,035,475
First Quantum Minerals Ltd., 7.25%, 2019 (n)	875,000	879,375
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,025,000	1,048,063
Peabody Energy Corp., 6%, 2018	230,000	240,350
Peabody Energy Corp., 6.25%, 2021	230,000	238,625
Southern Copper Corp., 6.75%, 2040	1,656,000	1,949,574
Southern Copper Corp., 5.25%, 2042	453,000	443,609
Vale Overseas Ltd., 5.625%, 2019	1,134,000	1,288,764
Vale Overseas Ltd., 4.375%, 2022	2,046,000	2,167,074
Vale Overseas Ltd., 6.875%, 2039	273,000	345,416

		$12,017,663
Mortgage-Backed - 8.3%
Fannie Mae, 4.325%, 2013	$137,776	$138,155
Fannie Mae, 4.374%, 2013	68,151	68,555
Fannie Mae, 4.518%, 2013	67,236	67,295
Fannie Mae, 5.144%, 2013	38,173	38,710
Fannie Mae, 5.37%, 2013	6,324	6,330
Fannie Mae, 4.561%, 2014	65,696	68,188
Fannie Mae, 4.606%, 2014	111,673	115,237
Fannie Mae, 4.801%, 2014	149,650	153,190
Fannie Mae, 4.88%, 2014	94,969	100,264
Fannie Mae, 4.935%, 2014	153,770	157,948
Fannie Mae, 5.1%, 2014 - 2019	329,448	362,613
Fannie Mae, 4.56%, 2015	70,043	75,326
Fannie Mae, 4.564%, 2015	255,224	266,703
Fannie Mae, 4.6%, 2015 - 2019	155,194	179,423
Fannie Mae, 4.7%, 2015	138,316	148,960
Fannie Mae, 4.78%, 2015	78,449	84,663
Fannie Mae, 4.79%, 2015	119,171	128,769
Fannie Mae, 4.81%, 2015	176,884	190,966
Fannie Mae, 4.815%, 2015	106,185	114,121
Fannie Mae, 4.85%, 2015	170,729	182,228
Fannie Mae, 4.856%, 2015	61,840	66,684
Fannie Mae, 4.86%, 2015	149,981	159,623
Fannie Mae, 4.907%, 2015	193,999	210,430
Fannie Mae, 5.034%, 2015	123,338	135,569
Fannie Mae, 5.275%, 2015	122,012	132,163
Fannie Mae, 5.464%, 2015	456,227	502,519
Fannie Mae, 5.5%, 2015 - 2040	8,390,984	9,149,549
Fannie Mae, 5.09%, 2016	63,103	69,215
Fannie Mae, 5.153%, 2016	294,955	329,613
Fannie Mae, 5.273%, 2016	310,415	347,194
Fannie Mae, 5.35%, 2016	98,305	110,005
Fannie Mae, 5.395%, 2016	104,301	116,719
Fannie Mae, 5.424%, 2016	118,414	133,315
Fannie Mae, 5.45%, 2016	110,000	124,970
Fannie Mae, 5.725%, 2016	226,301	257,226
Fannie Mae, 5.845%, 2016	35,485	38,303
Fannie Mae, 5.93%, 2016	110,134	123,380
Fannie Mae, 1.114%, 2017	1,200,000	1,214,976
Fannie Mae, 1.9%, 2017	198,428	205,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.71%, 2017	$56,915	$61,235
Fannie Mae, 3.308%, 2017	488,534	536,779
Fannie Mae, 5.05%, 2017 - 2019	120,215	135,131
Fannie Mae, 5.479%, 2017	197,042	230,109
Fannie Mae, 5.508%, 2017	62,617	70,624
Fannie Mae, 6%, 2017 - 2038	1,920,169	2,124,731
Fannie Mae, 6.5%, 2017 - 2037	550,961	624,089
Fannie Mae, 2.578%, 2018	900,000	967,997
Fannie Mae, 2.97%, 2018	261,022	283,610
Fannie Mae, 3.8%, 2018	89,833	100,628
Fannie Mae, 3.849%, 2018	295,348	333,552
Fannie Mae, 3.91%, 2018	117,336	131,757
Fannie Mae, 3.99%, 2018	150,000	170,105
Fannie Mae, 4%, 2018	117,523	132,862
Fannie Mae, 4.19%, 2018	107,820	122,751
Fannie Mae, 5.16%, 2018	213,750	237,089
Fannie Mae, 5.341%, 2018	373,828	432,454
Fannie Mae, 4.45%, 2019	90,477	105,405
Fannie Mae, 4.5%, 2019 - 2041	1,868,207	2,034,477
Fannie Mae, 4.67%, 2019	28,000	32,854
Fannie Mae, 4.83%, 2019	71,937	84,034
Fannie Mae, 4.876%, 2019	112,965	132,124
Fannie Mae, 5%, 2019 - 2041	4,691,478	5,122,755
Fannie Mae, 5.08%, 2019	23,861	27,461
Fannie Mae, 5.51%, 2019	115,069	133,358
Fannie Mae, 3.87%, 2020	70,659	80,389
Fannie Mae, 4.14%, 2020	42,717	49,257
Fannie Mae, 5.19%, 2020	108,956	126,174
Fannie Mae, 4.5%, 2025	103,387	111,547
Fannie Mae, 3%, 2027	684,847	723,280
Fannie Mae, 3.5%, 2042	713,174	769,660
Fannie Mae, TBA, 3%, 2042	9,194,000	9,664,777
Fannie Mae, TBA, 3.5%, 2042	3,130,000	3,337,936
Fannie Mae, TBA, 4%, 2042	4,844,000	5,187,225
Fannie Mae, TBA, 5%, 2042	5,000,000	5,421,875
Freddie Mac, 1.655%, 2016	1,277,929	1,319,234
Freddie Mac, 3.882%, 2017	555,000	626,387
Freddie Mac, 6%, 2017 - 2038	1,004,489	1,109,962
Freddie Mac, 2.303%, 2018	1,515,000	1,602,688
Freddie Mac, 2.323%, 2018	1,765,000	1,871,887
Freddie Mac, 2.412%, 2018 (n)	1,000,000	1,059,559
Freddie Mac, 2.699%, 2018	1,300,000	1,402,458
Freddie Mac, 3.154%, 2018	514,000	564,859
Freddie Mac, 5%, 2018 - 2040	799,607	863,176
Freddie Mac, 1.883%, 2019	1,000,000	1,031,210
Freddie Mac, 2.086%, 2019	1,175,000	1,226,639
Freddie Mac, 2.13%, 2019	1,200,000	1,256,489
Freddie Mac, 4.186%, 2019	146,000	169,604
Freddie Mac, 5.085%, 2019	162,000	195,984
Freddie Mac, 2.757%, 2020	279,069	298,058
Freddie Mac, 3.32%, 2020	254,637	277,613
Freddie Mac, 4.224%, 2020	99,963	117,006
Freddie Mac, 4.251%, 2020	230,000	267,708
Freddie Mac, 4.5%, 2024 - 2041	1,209,870	1,296,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 2024 - 2038	$1,121,101	$1,225,248
Freddie Mac, 4%, 2025	258,967	275,019
Freddie Mac, 6.5%, 2037 - 2038	164,356	185,192
Freddie Mac, 3.5%, 2041 - 2042	1,070,037	1,153,865
Freddie Mac, TBA, 2.5%, 2027	8,730,000	9,097,841
Freddie Mac, TBA, 3%, 2042	1,850,000	1,939,609
Freddie Mac, TBA, 3.5%, 2042	3,190,000	3,386,883
Ginnie Mae, 4.5%, 2033 - 2041	2,296,510	2,531,235
Ginnie Mae, 5.5%, 2033 - 2042	958,465	1,057,061
Ginnie Mae, 4%, 2039 - 2040	397,886	437,771
Ginnie Mae, 3.5%, 2041 - 2042	782,802	856,292
Ginnie Mae, 5.612%, 2058	252,692	269,555
Ginnie Mae, 6.357%, 2058	180,292	194,145
Ginnie Mae, TBA, 3%, 2042	10,850,000	11,559,523
Ginnie Mae, TBA, 3.5%, 2042	2,000,000	2,180,313

		$108,820,616
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$685,000	$746,650
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	570,000	552,900

		$1,299,550
Natural Gas - Pipeline - 0.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,175,000	$1,254,313
Crosstex Energy, Inc., 8.875%, 2018	1,500,000	1,627,500
El Paso Corp., 7%, 2017	545,000	622,925
El Paso Corp., 7.75%, 2032	1,370,000	1,607,435
Energy Transfer Equity LP, 7.5%, 2020	1,090,000	1,237,150
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	537,000	608,153
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	71,000	80,053
Inergy Midstream LP, 6%, 2020 (z)	260,000	264,550
MarkWest Energy Partners LP, 5.5%, 2023	465,000	489,413
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	267,000	258,990

		$8,050,482
Network & Telecom - 0.4%
Centurylink, Inc., 7.65%, 2042	$745,000	$777,143
Cincinnati Bell, Inc., 8.25%, 2017	260,000	277,550
Citizens Communications Co., 9%, 2031	260,000	276,250
Eileme 2 AB, 11.625%, 2020 (n)	400,000	458,000
Frontier Communications Corp., 8.125%, 2018	795,000	904,313
Qwest Communications International, Inc., 7.125%, 2018 (n)	780,000	820,341
TW Telecom Holdings, Inc., 5.375%, 2022 (n)	300,000	310,500
Windstream Corp., 8.125%, 2018	150,000	162,750
Windstream Corp., 7.75%, 2020	640,000	675,200

		$4,662,047
Oil Services - 0.5%
Afren PLC, 11.5%, 2016 (n)	$200,000	$232,000
Afren PLC, 10.25%, 2019 (n)	216,000	251,100
Bristow Group, Inc., 6.25%, 2022	295,000	312,700
Chesapeake Energy Corp., 6.625%, 2019 (n)	175,000	164,500
Dresser-Rand Group, Inc., 6.5%, 2021	215,000	225,750
Edgen Murray Corp., 8.75%, 2020 (n)	605,000	605,000
Pioneer Energy Services Corp., 9.875%, 2018	535,000	579,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - continued
Qgog Constellation S.A., 6.25%, 2019 (z)		$547,000	$551,103
Rosneft, 3.149%, 2017 (z)		472,000	476,720
Rosneft, 4.199%, 2022 (z)		782,000	791,384
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		495,000	499,950
Unit Corp., 6.625%, 2021		820,000	834,350
Unit Corp., 6.625%, 2021 (n)		400,000	407,000

			$5,930,695
Other Banks & Diversified Financials - 1.2%
Akbank T.A.S., 5%, 2022 (z)		$227,000	$241,029
Alfa Bank, 7.5%, 2019 (n)		455,000	473,823
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		432,000	480,600
Banco de Credito Inversion, 3%, 2017 (n)		300,000	301,680
Banco Santander S.A., 4.125%, 2022 (z)		306,000	308,295
Bancolombia S.A., 5.95%, 2021		1,374,000	1,583,535
Bancolombia S.A., 5.125%, 2022		473,000	490,738
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)		581,000	598,646
BBVA Banco Continental S.A., 5%, 2022 (n)		398,000	428,367
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		1,770,000	1,982,400
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		416,000	464,880
BBVA Continental, 5.75%, 2017 (n)		500,000	552,500
Capital One Financial Corp., 10.25%, 2039		1,500,000	1,507,500
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		665,000	762,901
Grupo Aval Ltd., 4.75%, 2022 (n)		469,000	472,518
Industrial Senior Trust, 5.5%, 2022 (z)		276,000	276,000
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,030,000	1,089,225
PKO Finance AB, 4.63%, 2022 (n)		590,000	607,700
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,649,000	1,838,635
Turkiye is Bankasi A.S, 3.875%, 2017 (z)		380,000	393,300
Turkiye Is Bankasi A.S., 6%, 2022 (z)		284,000	300,685
UBS AG, 7.625%, 2022		310,000	340,472
Yapi ve Kredi Bankasi, 5.5%, 2022 (z)		671,000	679,388

			$16,174,817
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	325,000	$477,627
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$760,000	826,500
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		950,000	1,036,688

			$2,340,815
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$505,000	$513,838
Rough Rider Escrow, Inc., 9.875%, 2018 (n)		185,000	186,850

			$700,688
Precious Metals & Minerals - 0.0%
IAMGOLD Corp., 6.75%, 2020 (n)		$520,000	$509,600

Printing & Publishing - 0.1%
American Media, Inc., 13.5%, 2018 (z)		$26,083	$22,692
Nielsen Finance LLC, 7.75%, 2018		385,000	429,275
Nielsen Finance LLC, 4.5%, 2020 (n)		345,000	344,138

			$796,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Railroad & Shipping - 0.0%
Brunswick Rail Finance Ltd., 6.5%, 2017 (z)	$321,000	$326,988
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	145,000	163,125

		$490,113
Real Estate - 0.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$259,381
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	140,000	134,400
Entertainment Properties Trust, REIT, 7.75%, 2020	715,000	832,934
Kennedy Wilson, Inc., 8.75%, 2019	210,000	224,175
MPT Operating Partnership LP, REIT, 6.875%, 2021	940,000	1,019,900
MPT Operating Partnership LP, REIT, 6.375%, 2022	230,000	240,350

		$2,711,140
Retailers - 0.6%
Academy Ltd., 9.25%, 2019 (n)	$330,000	$363,825
Burlington Coat Factory Warehouse Corp., 10%, 2019	575,000	629,625
Cencosud S.A., 4.875%, 2023 (z)	296,000	296,420
J. Crew Group, Inc., 8.125%, 2019	885,000	929,250
Limited Brands, Inc., 6.9%, 2017	1,110,000	1,279,275
Limited Brands, Inc., 6.95%, 2033	60,000	60,450
Pantry, Inc., 8.375%, 2020 (n)	275,000	283,938
QVC, Inc., 7.375%, 2020 (n)	680,000	753,845
Rite Aid Corp., 9.25%, 2020	445,000	453,900
Sally Beauty Holdings, Inc., 6.875%, 2019	225,000	250,313
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	667,188
Toys “R” Us, Inc., 10.75%, 2017	580,000	632,200
Yankee Acquisition Corp., 8.5%, 2015	3,000	3,023
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	470,000	486,450

		$7,089,702
Specialty Chemicals - 0.0%
Koppers, Inc., 7.875%, 2019	$180,000	$197,775
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	268,000	283,410

		$481,185
Specialty Stores - 0.1%
Gymboree Corp., 9.125%, 2018	$285,000	$261,488
Michaels Stores, Inc., 11.375%, 2016	125,000	130,781
Michaels Stores, Inc., 7.75%, 2018	675,000	731,531

		$1,123,800
Steel - 0.0%
Severstal, 5.9%, 2022 (z)	$403,000	$396,955

Supermarkets - 0.0%
SUPERVALU, Inc., 7.5%, 2014	$263,000	$248,535

Supranational - 0.0%
Eurasian Development Bank, 4.767%, 2022 (n)	$273,000	$283,579

Telecommunications - Wireless - 1.4%
America Movil S.A.B. de C.V., 5%, 2020	$877,000	$1,031,385
America Movil S.A.B. de C.V., 3.125%, 2022	2,248,000	2,308,017
Clearwire Corp., 12%, 2015 (n)	510,000	538,050
Cricket Communications, Inc., 7.75%, 2016	500,000	528,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Cricket Communications, Inc., 7.75%, 2020	$620,000	$640,150
Crown Castle International Corp., 9%, 2015	170,000	180,413
Crown Castle International Corp., 7.125%, 2019	1,235,000	1,361,588
Crown Castle International Corp., 5.25%, 2023 (z)	700,000	731,500
Digicel Group Ltd., 8.25%, 2017 (n)	856,000	918,060
Digicel Group Ltd., 10.5%, 2018 (n)	895,000	984,500
Digicel Group Ltd., 8.25%, 2020 (n)	396,000	420,750
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,499,000	1,611,425
MetroPCS Wireless, Inc., 7.875%, 2018	570,000	615,600
Sprint Capital Corp., 6.875%, 2028	770,000	793,100
Sprint Nextel Corp., 6%, 2016	1,780,000	1,931,300
Sprint Nextel Corp., 8.375%, 2017	870,000	1,009,200
Sprint Nextel Corp., 9%, 2018 (n)	235,000	289,638
Sprint Nextel Corp., 6%, 2022	625,000	629,688
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,000,000	1,022,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	700,000	693,000

		$18,238,614
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$113,925
Level 3 Financing, Inc., 9.375%, 2019	920,000	1,028,100
Level 3 Financing, Inc., 7%, 2020 (n)	170,000	172,975
Level 3 Financing, Inc., 8.625%, 2020	550,000	598,125
Oi S.A., 5.75%, 2022 (n)	676,000	699,660

		$2,612,785
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$623,000	$594,965

Transportation - Services - 0.7%
ACL I Corp., 10.625%, 2016 (p)	$905,302	$878,363
Aguila American Resources Ltd., 7.875%, 2018 (n)	845,000	895,700
Avis Budget Car Rental LLC, 8.25%, 2019	405,000	448,031
Avis Budget Car Rental LLC, 9.75%, 2020	185,000	212,750
CEVA Group PLC, 8.375%, 2017 (n)	1,445,000	1,401,650
Commercial Barge Line Co., 12.5%, 2017	1,586,000	1,748,613
HDTFS, Inc., 5.875%, 2020 (n)	135,000	139,388
Navios Maritime Acquisition Corp., 8.625%, 2017	555,000	521,700
Navios Maritime Holdings, Inc., 8.875%, 2017	1,094,000	1,113,145
Swift Services Holdings, Inc., 10%, 2018	1,440,000	1,584,000

		$8,943,340
U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015	$170,000	$188,899
Freddie Mac, 2.375%, 2022	4,680,000	4,918,848
Small Business Administration, 6.34%, 2021	117,179	130,714
Small Business Administration, 6.07%, 2022	117,043	130,726
Small Business Administration, 5.16%, 2028	211,376	243,535

		$5,612,722
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$60,289
U.S. Treasury Bonds, 6.375%, 2027	106,000	163,588
U.S. Treasury Bonds, 5.25%, 2029	86,000	121,542
U.S. Treasury Bonds, 4.5%, 2036	70,000	94,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.375%, 2038	$638,000	$846,247
U.S. Treasury Bonds, 4.5%, 2039	7,020,000	9,518,685
U.S. Treasury Notes, 3.125%, 2013	305,000	312,363
U.S. Treasury Notes, 4%, 2014	18,000	18,814
U.S. Treasury Notes, 1.875%, 2014	32,141,000	32,796,387
U.S. Treasury Notes, 1.875%, 2014	417,000	426,611
U.S. Treasury Notes, 4%, 2015	1,397,000	1,510,833
U.S. Treasury Notes, 2.125%, 2015	14,254,000	14,899,877
U.S. Treasury Notes, 0.875%, 2016	26,530,000	26,959,043
U.S. Treasury Notes, 2.625%, 2018	955,000	1,052,216
U.S. Treasury Notes, 2.75%, 2019	1,590,000	1,771,484
U.S. Treasury Notes, 3.125%, 2019	454,000	517,525
U.S. Treasury Notes, 3.5%, 2020	1,584,000	1,856,250
U.S. Treasury Notes, 1.75%, 2022	3,303,000	3,370,091

		$96,295,929
Utilities - Electric Power - 1.1%
AES Corp., 8%, 2017	$1,260,000	$1,445,850
Atlantic Power Corp., 9%, 2018	19,000	19,950
Calpine Corp., 8%, 2016 (n)	675,000	720,563
Calpine Corp., 7.875%, 2020 (n)	922,000	1,023,420
Covanta Holding Corp., 7.25%, 2020	705,000	776,700
Covanta Holding Corp., 6.375%, 2022	165,000	178,927
DPL, Inc., 7.25%, 2021	340,000	358,700
EDP Finance B.V., 6%, 2018 (n)	865,000	890,950
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	225,000
Energy Future Holdings Corp., 10%, 2020	905,000	961,563
Energy Future Holdings Corp., 10%, 2020	2,445,000	2,726,175
Energy Future Holdings Corp., 11.75%, 2022 (n)	480,000	488,400
GenOn Energy, Inc., 9.5%, 2018	1,295,000	1,498,963
GenOn Energy, Inc., 9.875%, 2020	625,000	707,813
Hrvatska Electroprivreda, 6%, 2017 (z)	265,000	278,331
NRG Energy, Inc., 8.25%, 2020	1,160,000	1,287,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	195,000	144,300

		$13,733,205
Total Bonds		$673,794,728

Common Stocks - 40.8%
Aerospace - 0.6%
Lockheed Martin Corp.	44,320	$4,135,056
Northrop Grumman Corp.	47,342	3,157,711

		$7,292,767
Automotive - 0.3%
Accuride Corp. (a)	5,511	$16,919
Delphi Automotive PLC (a)	63,281	2,150,921
Johnson Controls, Inc.	51,394	1,415,391

		$3,583,231
Broadcasting - 0.1%
CBS Corp., “B”	38,617	$1,389,440
New Young Broadcasting Holding Co., Inc. (a)	21	72,450

		$1,461,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - 0.1%
BlackRock, Inc.	9,344	$1,841,142

Cable TV - 0.5%
Comcast Corp., “A”	41,237	$1,533,192
Time Warner Cable, Inc.	46,860	4,446,545

		$5,979,737
Chemicals - 0.5%
CF Industries Holdings, Inc.	15,463	$3,309,546
Huntsman Corp.	212,558	3,494,454

		$6,804,000
Computer Software - 0.2%
Microsoft Corp.	106,014	$2,822,093

Computer Software - Systems - 0.5%
Apple, Inc.	3,606	$2,110,520
Hewlett-Packard Co.	232,027	3,014,031
Seagate Technology PLC	79,589	1,997,684

		$7,122,235
Construction - 0.1%
Stanley Black & Decker, Inc.	20,447	$1,470,344

Consumer Products - 0.5%
Newell Rubbermaid, Inc.	68,026	$1,483,647
Nu Skin Enterprises, Inc., “A”	78,474	3,562,720
Procter & Gamble Co.	12,136	847,457

		$5,893,824
Electrical Equipment - 0.5%
General Electric Co.	285,548	$6,033,629

Electronics - 0.4%
Intel Corp.	114,351	$2,237,849
KLA-Tencor Corp.	59,345	2,698,417
Microchip Technology, Inc.	22,825	694,337

		$5,630,603
Energy - Independent - 1.1%
Energy XXI (Bermuda) Ltd.	31,291	$991,299
HollyFrontier Corp.	76,866	3,484,336
Marathon Oil Corp.	65,310	2,014,814
Marathon Petroleum Corp.	72,331	4,306,588
Occidental Petroleum Corp.	12,526	942,080
Valero Energy Corp.	33,863	1,092,420
WPX Energy, Inc. (a)	75,179	1,187,076

		$14,018,613
Energy - Integrated - 2.3%
Chevron Corp.	109,610	$11,584,681
Exxon Mobil Corp.	209,475	18,463,127

		$30,047,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - 0.2%
Regal Entertainment Group, “A”	138,379	$2,155,945

Food & Beverages - 0.3%
Coca-Cola Enterprises, Inc.	85,207	$2,656,754
General Mills, Inc.	32,167	1,318,525

		$3,975,279
Food & Drug Stores - 0.4%
CVS Caremark Corp.	61,682	$2,868,830
Kroger Co.	91,290	2,395,450

		$5,264,280
Forest & Paper Products - 0.2%
Domtar Corp.	12,766	$1,022,684
International Paper Co.	51,322	1,906,099

		$2,928,783
General Merchandise - 0.3%
Macy’s, Inc.	106,898	$4,136,953

Health Maintenance Organizations - 0.3%
Aetna, Inc.	97,709	$4,220,052

Insurance - 2.1%
Aflac, Inc.	80,639	$4,273,061
American International Group, Inc. (a)	105,564	3,497,335
Chubb Corp.	9,329	718,240
Everest Re Group Ltd.	40,346	4,376,331
Hartford Financial Services Group, Inc.	101,978	2,159,894
MetLife, Inc.	27,704	919,496
Prudential Financial, Inc.	93,825	4,890,159
Travelers Cos., Inc.	44,371	3,142,354
Validus Holdings Ltd.	114,075	4,045,100

		$28,021,970
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	94,626	$1,082,521
Mattel, Inc.	88,433	3,317,122

		$4,399,643
Machinery & Tools - 0.6%
Cummins, Inc.	19,109	$1,875,739
Eaton Corp.	111,548	5,818,344

		$7,694,083
Major Banks - 2.0%
Bank of New York Mellon Corp.	117,911	$2,822,789
Goldman Sachs Group, Inc.	19,658	2,315,516
JPMorgan Chase & Co.	256,192	10,524,367
KeyCorp	326,512	2,638,217
PNC Financial Services Group, Inc.	92,454	5,190,368
Wells Fargo & Co.	91,500	3,020,415

		$26,511,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.4%
HCA Holdings, Inc. (a)	152,913	$4,854,988

Medical Equipment - 0.1%
Medtronic, Inc.	23,638	$995,396

Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	115,823	$3,329,911

Natural Gas - Distribution - 0.2%
NiSource, Inc.	118,022	$2,852,592

Other Banks & Diversified Financials - 1.0%
Citigroup, Inc.	107,863	$3,728,824
Discover Financial Services	137,030	5,701,818
SunTrust Banks, Inc.	133,454	3,623,276

		$13,053,918
Pharmaceuticals - 2.0%
Abbott Laboratories	41,719	$2,711,735
Johnson & Johnson	94,009	6,555,248
Merck & Co., Inc.	131,277	5,815,571
Pfizer, Inc.	459,660	11,500,693

		$26,583,247
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$31,749

Railroad & Shipping - 0.1%
Kansas City Southern Co.	12,376	$967,184

Real Estate - 19.3%
Alexandria Real Estate Equities, Inc., REIT	113,653	$7,719,312
Atrium European Real Estate Ltd.	734,819	4,216,411
AvalonBay Communities, Inc., REIT	85,555	11,275,293
Big Yellow Group PLC, REIT	820,860	4,541,181
BioMed Realty Trust, Inc., REIT	572,496	11,031,998
Boston Properties, Inc., REIT	88,875	9,121,241
Corporate Office Properties Trust, REIT	162,530	4,011,240
CubeSmart, REIT	226,160	3,121,008
DDR Corp., REIT	348,010	5,328,033
Digital Realty Trust, Inc., REIT	70,538	4,552,523
EastGroup Properties, Inc., REIT	184,470	9,644,092
EPR Properties, REIT	117,470	5,327,265
Equity Lifestyle Properties, Inc., REIT	106,606	6,997,618
Excel Trust, Inc. REIT	121,850	1,450,015
Federal Realty Investment Trust, REIT	64,777	6,739,399
Home Properties, Inc., REIT	133,540	7,864,171
Host Hotels & Resorts, Inc., REIT	580,678	8,530,160
Medical Properties Trust, Inc., REIT	1,059,597	12,365,497
Mid-America Apartment Communities, Inc., REIT	158,917	9,903,707
National Health Investors, Inc., REIT	27,400	1,520,700
National Retail Properties, Inc., REIT	227,970	7,003,238
Plum Creek Timber Co. Inc., REIT	230,636	9,882,753
Potlatch Corp., REIT	86,380	3,364,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Public Storage, Inc., REIT	138,562	$19,487,360
Retail Opportunity Investment Corp., REIT	319,020	4,048,364
Simon Property Group, Inc., REIT	193,921	29,501,202
Spirit Realty Capital, Inc., REIT (a)	185,920	3,017,482
Tanger Factory Outlet Centers, Inc., REIT	248,578	8,173,245
Ventas, Inc., REIT	158,862	10,111,566
Vornado Realty Trust, REIT	171,663	13,120,203
Weyerhaeuser Co., REIT	310,496	8,557,270

		$251,528,048
Specialty Stores - 0.3%
American Eagle Outfitters, Inc.	132,365	$2,806,138
Gap, Inc.	42,863	1,477,059

		$4,283,197
Telephone Services - 0.8%
AT&T, Inc.	173,133	$5,909,029
CenturyLink, Inc.	104,770	4,069,267

		$9,978,296
Tobacco - 0.4%
Altria Group, Inc.	18,519	$626,127
Lorillard, Inc.	29,068	3,521,879
Philip Morris International, Inc.	19,059	1,713,023

		$5,861,029
Utilities - Electric Power - 1.5%
AES Corp.	100,008	$1,067,085
Alliant Energy Corp.	68,236	3,058,338
American Electric Power Co., Inc.	114,268	4,873,530
Duke Energy Corp.	72,071	4,599,571
PG&E Corp.	72,491	2,968,506
PPL Corp.	119,387	3,504,008

		$20,071,038
Total Common Stocks		$533,701,169

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$147,839	$145,775

Convertible Preferred Stocks - 0.0%
Automotive - 0.0%
General Motors Co., 4.75%	$6,860	$277,624

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	620	$603,648
GMAC Capital Trust I, 8.125%	22,075	575,054
Total Preferred Stocks		$1,178,702

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	58	$200,100

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$940,000	$944,700

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - January 2013 @ $50	2,750	$5,500
iShares Dow Jones U.S. Real Estate - January 2013 @ 60	1,725	69,000
iShares Dow Jones U.S. Real Estate - March 2013 @ $57	1,725	94,875
Total Put Options Purchased		$169,375
Issuer	Shares/Par
Money Market Funds - 10.7%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	139,426,336	$139,426,336

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.22%, dated 11/30/12, due 12/03/12, total to be received $1,054,644 (secured by U.S. Treasury and Federal Agency obligations valued at $1,075,720 in an individually traded account), at Net Asset Value	1,054,625	$1,054,625
Total Investments		$1,350,893,134

Other Assets, Less Liabilities - (3.4)%		(44,862,319)
Net Assets - 100.0%		$1,306,030,815

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $179,813,252, representing 13.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ainsworth Lumber Co. Ltd., 7.5%, 2017	11/14/12	$95,000	$97,850
Akbank T.A.S., 5%, 2022	10/15/12	224,751	241,029
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	597,000	603,648
AmSurg Corp., 5.625%, 2020	11/15/12-11/27/12	413,849	414,100
American Media, Inc., 13.5%, 2018	12/28/10	26,427	22,692
Banco Santander S.A., 4.125%, 2022	11/06/12	300,467	308,295
Brunswick Rail Finance Ltd., 6.5%, 2017	10/25/12	321,000	326,988
Caixa Economica Federal, 3.5%, 2022	10/26/12	267,791	271,690
Cencosud S.A., 4.875%, 2023	11/29/12	293,224	296,420

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Cielo S.A., 3.75%, 2022	11/09/12	$418,913	$417,780
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	11/06/12	198,005	199,000
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	11/06/12	555,000	557,775
Crown Castle International Corp., 5.25%, 2023	10/03/12	700,000	731,500
Dematic S.A., 8.75%, 2016	4/19/11-11/08/11	851,099	910,575
Development Bank of Kazakhstan, 4.125%, 2022	11/26/12	756,558	767,078
EPL Oil & Gas, Inc., 8.25%, 2018	11/27/12	260,000	258,050
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	141,091	146,195
Government of Aruba, 4.625%, 2023	9/06/12	2,158,821	2,145,700
Government of Mogolia, 4.125%, 2018	11/28/12	225,991	226,000
Grupo Kuo S.A.B de C.V., 6.25%, 2022	11/29/12	232,000	236,918
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	355,637	297,566
Hrvatska Electroprivreda, 6%, 2017	11/02/12	265,000	278,331
Industrial Senior Trust, 5.5%, 2022	10/25/12	276,000	276,000
Inergy Midstream LP, 6%, 2020	11/29/12	260,000	264,550
LBI Media, Inc., 8.5%, 2017	7/18/07	123,820	31,563
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	406,751	418,999
Mirror PIK S.A., 9%, 2016	10/16/12	335,000	338,350
PT Perusahaan Listrik Negara, 5.25%, 2042	10/16/12	246,290	257,500
PTT PLC, 3.375%, 2022	10/18/12	348,629	348,214
PTT PLC, 4.5%, 2042	10/18/12	376,063	382,232
Petroleos Mexicanos, 5.5%, 2044	10/12/12	331,572	328,900
Qgog Constellation S.A., 6.25%, 2019	11/05/12	539,460	551,103
Republic of Costa Rica, 4.25%, 2023	11/16/12	217,976	219,199
Republic of Mongolia, 5.125%, 2022	11/28/12	268,000	268,670
Rosneft, 3.149%, 2017	11/29/12	472,000	476,720
Rosneft, 4.199%, 2022	11/29/12	782,000	791,384
Severstal, 5.9%, 2022	10/04/12	403,000	396,955
Spectrum Brands Escrow Corp., 6.375%, 2020	11/01/12	259,711	264,563
Spectrum Brands Escrow Corp., 6.625%, 2022	11/01/12	60,000	62,850
Townsquare Radio LLC, 9%, 2019	3/30/12	262,535	288,850
Turkiye is Bankasi A.S, 3.875%, 2017	11/01/12	377,473	393,300
Turkiye Is Bankasi A.S., 6%, 2022	10/18/12	284,000	300,685
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/12	627,000	661,478
Yapi ve Kredi Bankasi, 5.5%, 2022	11/29/12	671,000	679,388
Total Restricted Securities			$17,756,633
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 11/30/12

Forward Foreign Currency Exchange Contracts at 11/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	534,609	1/11/13	$691,746	$695,575	$(3,829)
SELL	EUR	Deutsche Bank AG	660,199	1/11/13	850,688	858,979	(8,291)
SELL	EUR	UBS AG	660,199	1/11/13	850,892	858,979	(8,087)

							$(20,207)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$525,861,431	$876,198	$31,749	$526,769,378
United Kingdom	4,541,181	—	—	4,541,181
Austria	4,216,411	—	—	4,216,411
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	105,158,561	—	105,158,561
Non-U.S. Sovereign Debt	—	134,536,423	—	134,536,423
Corporate Bonds	—	228,558,119	—	228,558,119
Residential Mortgage-Backed Securities	—	108,820,616	—	108,820,616
Commercial Mortgage-Backed Securities	—	2,979,814	—	2,979,814
Asset-Backed Securities (including CDOs)	—	146,195	—	146,195
Foreign Bonds	—	94,539,700	—	94,539,700
Floating Rate Loans	—	145,775	—	145,775
Short Term Securities	—	1,054,625	—	1,054,625
Mutual Funds	139,426,336	—	—	139,426,336
Total Investments	$674,045,359	$676,816,026	$31,749	$1,350,893,134

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(20,207)	$—	$(20,207)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/29/12	$79,473
Change in unrealized appreciation (depreciation)	(47,724)
Balance as of 11/30/12	$31,749

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2012 is $(47,724).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,295,366,338
Gross unrealized appreciation	68,645,153
Gross unrealized depreciation	(13,118,357)
Net unrealized appreciation (depreciation)	$55,526,796

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,744,532	388,445,722	(283,763,918)	139,426,336

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$82,516	$139,426,336

QUARTERLY REPORT

November 30, 2012

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 100.7%
Agency - Other - 4.8%
Financing Corp., 10.7%, 2017	$14,360,000	$20,948,856
Financing Corp., 9.4%, 2018	11,750,000	16,547,795
Financing Corp., 9.8%, 2018	14,975,000	21,786,454
Financing Corp., 10.35%, 2018	15,165,000	22,937,578
Financing Corp., STRIPS, 0%, 2017	18,780,000	17,675,717

		$99,896,400
Asset-Backed & Securitized - 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,908,619
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,674,188
CWCapital Cobalt Ltd., “A4”, FRN, 5.996%, 2046	3,800,000	4,458,031
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.155%, 2051	5,341,614	5,695,245
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049	9,056,290	10,565,747

		$36,301,830
Local Authorities - 1.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,912,322
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	8,015,475
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	1,053,982
State of California (Build America Bonds), 7.625%, 2040	1,225,000	1,775,392
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,402,575

		$20,159,746
Medical & Health Technology & Services - 0.2%
Catholic Health Initiatives, 2.95%, 2022	$4,861,000	$4,970,178

Mortgage-Backed - 51.8%
Fannie Mae, 4.325%, 2013	$1,529,736	$1,533,939
Fannie Mae, 4.374%, 2013	1,294,879	1,302,551
Fannie Mae, 4.518%, 2013	1,711,279	1,712,796
Fannie Mae, 5%, 2013 - 2041	72,880,815	79,165,886
Fannie Mae, 5.06%, 2013 - 2017	3,136,477	3,381,683
Fannie Mae, 5.144%, 2013	1,569,315	1,591,404
Fannie Mae, 5.37%, 2013 - 2018	2,006,484	2,280,869
Fannie Mae, 4.561%, 2014	1,798,867	1,867,101
Fannie Mae, 4.6%, 2014	1,647,712	1,699,744
Fannie Mae, 4.606%, 2014	5,099,242	5,261,948
Fannie Mae, 4.77%, 2014	1,414,038	1,478,182
Fannie Mae, 4.82%, 2014 - 2015	4,787,742	5,111,224
Fannie Mae, 4.826%, 2014	7,371,119	7,714,151
Fannie Mae, 4.858%, 2014	4,611,628	4,674,179
Fannie Mae, 4.92%, 2014	390,585	402,728
Fannie Mae, 4.935%, 2014	714,176	733,582
Fannie Mae, 5.1%, 2014 - 2019	3,698,699	3,990,967
Fannie Mae, 4.56%, 2015	2,136,611	2,297,761
Fannie Mae, 4.564%, 2015	678,545	709,061
Fannie Mae, 4.62%, 2015	3,052,634	3,240,344
Fannie Mae, 4.665%, 2015	1,444,771	1,542,292
Fannie Mae, 4.7%, 2015	1,940,436	2,067,617
Fannie Mae, 4.74%, 2015	1,644,662	1,763,272
Fannie Mae, 4.78%, 2015	1,783,180	1,924,428
Fannie Mae, 4.79%, 2015	1,849,896	1,998,889

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.81%, 2015	$1,715,774	$1,852,366
Fannie Mae, 4.815%, 2015	1,899,752	2,041,724
Fannie Mae, 4.85%, 2015	1,322,274	1,411,326
Fannie Mae, 4.87%, 2015	1,259,753	1,354,671
Fannie Mae, 4.89%, 2015	1,167,019	1,249,267
Fannie Mae, 4.907%, 2015	2,540,053	2,755,187
Fannie Mae, 5.464%, 2015	5,000,220	5,507,568
Fannie Mae, 5.08%, 2016 - 2019	1,988,689	2,222,675
Fannie Mae, 5.09%, 2016	600,000	667,742
Fannie Mae, 5.153%, 2016	1,095,546	1,224,276
Fannie Mae, 5.27%, 2016	634,305	736,102
Fannie Mae, 5.273%, 2016	1,309,072	1,464,177
Fannie Mae, 5.35%, 2016	1,748,364	1,956,447
Fannie Mae, 5.424%, 2016	4,138,360	4,659,100
Fannie Mae, 5.45%, 2016	690,000	783,902
Fannie Mae, 5.725%, 2016	3,620,815	4,115,613
Fannie Mae, 6.5%, 2016 - 2037	10,678,829	12,110,253
Fannie Mae, 1.9%, 2017	823,478	851,938
Fannie Mae, 3.308%, 2017	4,885,339	5,367,791
Fannie Mae, 4.992%, 2017	4,274,960	4,570,637
Fannie Mae, 5.05%, 2017 - 2019	2,987,018	3,362,733
Fannie Mae, 5.3%, 2017	737,740	828,390
Fannie Mae, 5.38%, 2017	1,948,922	2,197,152
Fannie Mae, 5.5%, 2017 - 2038	112,255,937	122,848,848
Fannie Mae, 5.508%, 2017	1,359,692	1,533,553
Fannie Mae, 6%, 2017 - 2037	26,319,212	29,226,769
Fannie Mae, 2.578%, 2018	9,100,000	9,787,523
Fannie Mae, 3.8%, 2018	1,707,807	1,913,033
Fannie Mae, 3.91%, 2018	1,626,923	1,826,880
Fannie Mae, 3.99%, 2018	1,600,000	1,814,450
Fannie Mae, 4%, 2018	1,597,327	1,805,823
Fannie Mae, 4.19%, 2018	896,863	1,021,065
Fannie Mae, 5.16%, 2018	797,036	884,061
Fannie Mae, 5.68%, 2018	1,104,774	1,268,660
Fannie Mae, 2.43%, 2019	1,305,000	1,391,712
Fannie Mae, 4.5%, 2019 - 2041	36,424,752	39,645,681
Fannie Mae, 4.67%, 2019	1,180,000	1,384,548
Fannie Mae, 4.83%, 2019	1,584,779	1,851,409
Fannie Mae, 4.84%, 2019	605,407	703,392
Fannie Mae, 4.876%, 2019	5,221,546	6,107,124
Fannie Mae, 4.94%, 2019	420,096	487,391
Fannie Mae, 5.28%, 2019	572,674	664,443
Fannie Mae, 5.47%, 2019	381,944	438,168
Fannie Mae, 5.6%, 2019	1,309,682	1,486,054
Fannie Mae, 3.87%, 2020	1,846,814	2,101,135
Fannie Mae, 4.14%, 2020	1,434,001	1,653,517
Fannie Mae, 4.88%, 2020	880,234	989,259
Fannie Mae, 5.19%, 2020	1,967,083	2,277,929
Fannie Mae, 7.5%, 2024 - 2031	379,936	464,070
Fannie Mae, 4.5%, 2025	1,762,231	1,901,311
Fannie Mae, 3%, 2027	3,976,802	4,199,977
Fannie Mae, 3.5%, 2042	11,842,762	12,780,819
Fannie Mae, TBA, 3%, 2042 - 2043	72,560,000	76,271,700
Fannie Mae, TBA, 3.5%, 2042	14,060,000	15,011,246

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 4%, 2043	$29,509,000	$31,588,461
Freddie Mac, 1.655%, 2016	8,873,478	9,160,287
Freddie Mac, 5%, 2016 - 2040	22,685,124	24,394,166
Freddie Mac, 6.5%, 2016 - 2038	3,241,031	3,639,138
Freddie Mac, 3.882%, 2017	5,323,000	6,007,676
Freddie Mac, 6%, 2017 - 2038	23,795,285	26,171,337
Freddie Mac, 2.303%, 2018	2,438,882	2,580,045
Freddie Mac, 2.323%, 2018	4,783,000	5,072,654
Freddie Mac, 2.412%, 2018 (n)	7,000,000	7,416,913
Freddie Mac, 3.154%, 2018	5,293,000	5,816,732
Freddie Mac, 1.883%, 2019	1,100,000	1,134,331
Freddie Mac, 2.13%, 2019	10,400,000	10,889,570
Freddie Mac, 4.186%, 2019	2,800,000	3,252,682
Freddie Mac, 5.085%, 2019	6,865,000	8,305,140
Freddie Mac, 2.757%, 2020	7,365,764	7,866,946
Freddie Mac, 3.32%, 2020	7,498,088	8,174,634
Freddie Mac, 4.224%, 2020	4,281,146	5,011,069
Freddie Mac, 4.251%, 2020	3,106,000	3,615,223
Freddie Mac, 5.5%, 2021 - 2038	29,021,645	31,864,233
Freddie Mac, 4.5%, 2022 - 2041	19,934,597	21,333,855
Freddie Mac, 4%, 2025	6,389,549	6,785,608
Freddie Mac, 3.5%, 2041 - 2042	15,281,489	16,475,732
Freddie Mac, TBA, 2.5%, 2027 - 2028	65,880,000	68,633,747
Freddie Mac, TBA, 3%, 2042	20,260,000	21,241,344
Freddie Mac, TBA, 3.5%, 2043	28,620,000	30,386,392
Ginnie Mae, 4.5%, 2033 - 2041	38,623,784	42,568,353
Ginnie Mae, 5.5%, 2033 - 2042	19,392,858	21,383,075
Ginnie Mae, 4%, 2039 - 2040	4,386,024	4,825,697
Ginnie Mae, 3.5%, 2041 - 2042	11,029,907	12,065,833
Ginnie Mae, 5.612%, 2058	9,431,371	10,060,745
Ginnie Mae, 6.357%, 2058	4,271,010	4,599,177
Ginnie Mae, TBA, 3%, 2042 - 2043	70,250,000	74,814,485

		$1,085,614,465
U.S. Government Agencies and Equivalents - 2.1%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,893,699
Freddie Mac, 2.375%, 2022	11,320,000	11,897,728
Small Business Administration, 6.35%, 2021	775,315	868,246
Small Business Administration, 6.34%, 2021	761,661	849,638
Small Business Administration, 6.44%, 2021	940,543	1,050,243
Small Business Administration, 6.625%, 2021	997,015	1,118,182
Small Business Administration, 6.07%, 2022	849,395	948,694
Small Business Administration, 4.98%, 2023	1,112,874	1,242,089
Small Business Administration, 4.89%, 2023	3,112,962	3,457,724
Small Business Administration, 4.77%, 2024	2,404,226	2,691,397
Small Business Administration, 5.52%, 2024	1,865,097	2,109,634
Small Business Administration, 4.99%, 2024	2,292,111	2,593,842
Small Business Administration, 4.86%, 2024	1,647,066	1,853,752
Small Business Administration, 4.86%, 2025	2,729,145	3,056,793
Small Business Administration, 5.11%, 2025	2,303,885	2,600,617
U.S. Department of Housing & Urban Development, 6.36%, 2016	486,000	487,691
U.S. Department of Housing & Urban Development, 6.59%, 2016	201,000	201,561

		$43,921,530

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,362,842
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	2,099,766
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,728,926
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,704,978
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,563,436
U.S. Treasury Bonds, 5.25%, 2029	2,438,000	3,445,579
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,997,335
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,577,893
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,959,914
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	4,373,161
U.S. Treasury Bonds, 4.5%, 2039	68,136,300	92,388,598
U.S. Treasury Notes, 1.375%, 2013	16,769,000	16,793,885
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,609,512
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,648,819
U.S. Treasury Notes, 3.125%, 2013	48,289,000	49,454,745
U.S. Treasury Notes, 4%, 2014	2,232,000	2,332,875
U.S. Treasury Notes, 1.875%, 2014	222,621,000	227,160,465
U.S. Treasury Notes, 1.875%, 2014	16,258,000	16,632,698
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,374,859
U.S. Treasury Notes, 4%, 2015	13,740,000	14,859,590
U.S. Treasury Notes, 2.125%, 2015	161,986,000	169,325,910
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,149,017
U.S. Treasury Notes, 0.875%, 2016	58,167,000	59,107,677
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,667,535
U.S. Treasury Notes, 2.625%, 2018	2,713,000	2,989,175
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,945,959
U.S. Treasury Notes, 3.125%, 2019	12,026,000	13,708,702
U.S. Treasury Notes, 3.5%, 2020	6,007,000	7,039,453
U.S. Treasury Notes, 2.625%, 2020	1,329,000	1,472,282
U.S. Treasury Notes, 3.125%, 2021	30,808,000	35,299,221
U.S. Treasury Notes, 1.75%, 2022	13,960,000	14,243,555

		$821,018,362
Total Bonds		$2,111,882,511

Money Market Funds - 14.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	299,065,100	$299,065,100
Total Investments		$2,410,947,611

Other Assets, Less Liabilities - (15.0)%		(314,361,122)
Net Assets - 100.0%		$2,096,586,489

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,416,913, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$964,836,292	$—	$964,836,292
Corporate Bonds	—	25,129,924	—	25,129,924
Residential Mortgage-Backed Securities	—	1,085,614,465	—	1,085,614,465
Commercial Mortgage-Backed Securities	—	36,301,830	—	36,301,830
Mutual Funds	299,065,100	—	—	299,065,100
Total Investments	$299,065,100	$2,111,882,511	$—	$2,410,947,611

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,326,845,232
Gross unrealized appreciation	90,724,898
Gross unrealized depreciation	(6,622,519)
Net unrealized appreciation (depreciation)	$84,102,379

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,572,471	641,246,761	(458,754,132)	299,065,100

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$199,808	$299,065,100

6

QUARTERLY REPORT

November 30, 2012

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.8%
Real Estate - 97.8%
Advance Residence Investment Corp., REIT	1,272	$2,667,906
Alexandria Real Estate Equities, Inc., REIT	59,418	4,035,671
Ascendas India Trust	3,219,000	1,977,921
Atrium European Real Estate Ltd.	1,385,140	7,947,975
AvalonBay Communities, Inc., REIT	44,360	5,846,204
Beni Stabili S.p.A.	4,058,183	2,322,264
Big Yellow Group PLC, REIT	1,257,110	6,954,617
BioMed Realty Trust, Inc., REIT	294,933	5,683,359
Boston Properties, Inc., REIT	43,103	4,423,661
BR Malls Participacoes S.A.	197,071	2,531,636
British Land Co. PLC, REIT	430,713	3,795,369
CFS Retail Property Trust Group, REIT	2,384,143	4,826,895
Corio N.V., REIT	123,576	5,537,500
Corporate Office Properties Trust, REIT	69,840	1,723,651
CubeSmart, REIT	108,040	1,490,952
DDR Corp., REIT	185,080	2,833,575
Derwent London PLC, REIT	75,641	2,502,538
Digital Realty Trust, Inc., REIT	37,401	2,413,861
EastGroup Properties, Inc., REIT	92,060	4,812,897
EPR Properties, REIT	57,815	2,621,910
Equity Lifestyle Properties, Inc., REIT	55,266	3,627,660
Excel Trust, Inc. REIT	55,450	659,855
Federal Realty Investment Trust, REIT	33,805	3,517,072
Global Logistic Properties Ltd.	3,156,901	7,267,649
GSW Immobilien AG	74,662	3,164,545
Hammerson PLC, REIT	205,787	1,553,555
Hang Lung Properties Ltd.	2,085,256	7,641,257
Henderson Land Development Co. Ltd.	597,418	4,255,048
Home Properties, Inc., REIT	71,563	4,214,345
Host Hotels & Resorts, Inc., REIT	296,916	4,361,696
Kenedix Realty Investment Corp., REIT	1,142	3,788,888
Link, REIT	1,504,905	8,165,113
Macquarie Goodman Group, REIT	548,724	2,645,634
Medical Properties Trust, Inc., REIT	564,043	6,582,382
Mid-America Apartment Communities, Inc., REIT	83,721	5,217,493
Mitsubishi Estate Co. Ltd.	428,135	8,252,642
Mitsui Fudosan Co. Ltd.	400,274	8,346,831
National Health Investors, Inc., REIT	12,940	718,170
National Retail Properties, Inc., REIT	116,550	3,580,416
NTT Urban Development Corp.	5,822	4,929,649
Plum Creek Timber Co. Inc., REIT	118,044	5,058,185
Potlatch Corp., REIT	39,420	1,535,409
Primaris Retail, REIT	279,905	6,464,006
Public Storage, Inc., REIT	70,882	9,968,844
Retail Opportunity Investment Corp., REIT	165,500	2,100,195
SEGRO PLC, REIT	530,834	2,009,675
Simon Property Group, Inc., REIT	95,659	14,552,604
Spirit Realty Capital, Inc., REIT (a)	92,940	1,508,416
Stockland, IEU	2,192,675	7,757,251
Sun Hung Kai Properties Ltd.	440,231	6,441,407
TAG Immobilien AG	157,130	1,900,507
Tanger Factory Outlet Centers, Inc., REIT	128,392	4,221,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Unibail-Rodamco	34,598	$8,119,610
Ventas, Inc., REIT	90,403	5,754,151
Vornado Realty Trust, REIT	86,353	6,599,960
Westfield Group, REIT	664,491	7,225,879
Weyerhaeuser Co., REIT	147,679	4,070,033
Wharf Holdings Ltd.	301,596	2,321,256
Total Common Stocks		$267,049,179

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	5,124,120	$5,124,120
Total Investments		$272,173,299
Other Assets, Less Liabilities - 0.3%		690,572
Net Assets - 100.0%		$272,863,871

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$267,049,179	$—	$—	$267,049,179
Mutual Funds	5,124,120	—	—	5,124,120
Total Investments	$272,173,299	$—	$—	$272,173,299

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $46,686,066 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$215,160,769
Gross unrealized appreciation	58,987,522
Gross unrealized depreciation	(1,974,992)
Net unrealized appreciation (depreciation)	$57,012,530

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,523,158	64,117,717	(64,516,755)	5,124,120

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,788	$5,124,120

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2012, are as follows:

United States	47.4%
Hong Kong	10.6%
Japan	10.3%
Australia	8.2%
United Kingdom	6.2%
Singapore	3.4%
France	3.0%
Austria	2.9%
Canada	2.4%
Other Countries	5.6%

4

QUARTERLY REPORT

November 30, 2012

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.1%
Aerospace - 1.0%
Kaman Corp.	51,560	$1,868,534

Apparel Manufacturers - 2.7%
Guess?, Inc.	78,960	$2,042,695
Hanesbrands, Inc. (a)	88,237	3,185,356

		$5,228,051
Broadcasting - 0.5%
Stroer Out-of-Home Media AG (a)	115,900	$1,017,453

Brokerage & Asset Managers - 2.3%
FXCM, Inc. “A”	169,460	$1,696,295
GFI Group, Inc.	402,354	1,122,568
NASDAQ OMX Group, Inc.	68,481	1,659,295

		$4,478,158
Business Services - 4.6%
Dun & Bradstreet Corp.	14,585	$1,154,840
FleetCor Technologies, Inc. (a)	24,158	1,260,806
G&K Services, Inc.	44,959	1,524,110
Global Payments, Inc.	42,470	1,864,858
Performant Financial Corp. (a)	132,250	1,277,535
Portfolio Recovery Associates, Inc. (a)	16,850	1,665,117

		$8,747,266
Computer Software - 1.3%
OBIC Co. Ltd.	10,880	$2,413,965

Computer Software - Systems - 2.1%
Ingram Micro, Inc., “A” (a)	123,679	$2,003,600
NICE Systems Ltd., ADR (a)	58,829	1,987,244

		$3,990,844
Construction - 2.0%
Beacon Roofing Supply, Inc. (a)	23,677	$730,199
Lennox International, Inc.	39,532	2,078,988
M/I Homes, Inc. (a)	42,568	936,922

		$3,746,109
Consumer Products - 1.1%
Sensient Technologies Corp.	58,990	$2,135,438

Consumer Services - 1.0%
H&R Block, Inc.	107,245	$1,933,627

Containers - 1.4%
Greif, Inc., “A”	47,196	$1,936,452
Packaging Corp. of America	20,950	763,418

		$2,699,870
Electronics - 7.8%
CEVA, Inc. (a)	64,250	$970,818
Entegris, Inc. (a)	127,880	1,145,805

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Entropic Communications, Inc. (a)	272,308	$1,413,278
Intermec, Inc. (a)	190,686	1,439,679
Lattice Semiconductor Corp. (a)	249,810	989,248
M/A-COM Technology Solutions Holdings, Inc. (a)	154,220	2,177,586
MaxLinear, Inc., “A” (a)	286,607	1,539,080
Micrel, Inc.	130,250	1,251,703
MKS Instruments, Inc.	41,930	1,016,802
Ultratech, Inc. (a)	45,240	1,484,777
Veeco Instruments, Inc. (a)	50,423	1,435,039

		$14,863,815
Energy - Independent - 4.2%
Berry Petroleum Corp., “A”	58,077	$1,806,775
Energy XXI (Bermuda) Ltd.	43,624	1,382,008
Resolute Energy Corp. (a)	202,070	1,725,678
SM Energy Co.	38,880	1,931,947
WPX Energy, Inc. (a)	82,180	1,297,622

		$8,144,030
Engineering - Construction - 0.8%
Foster Wheeler AG (a)	71,095	$1,596,794

Entertainment - 1.4%
Cinemark Holdings, Inc.	101,725	$2,766,920

Gaming & Lodging - 1.0%
WMS Industries, Inc. (a)	107,535	$1,817,341

Health Maintenance Organizations - 2.2%
Centene Corp. (a)	52,730	$2,315,374
Molina Healthcare, Inc. (a)	67,560	1,880,870

		$4,196,244
Insurance - 6.9%
Allied World Assurance Co.	23,253	$1,887,446
Alterra Capital Holdings Ltd.	94,300	2,206,620
Aspen Insurance Holdings Ltd.	64,309	2,012,872
Everest Re Group Ltd.	18,892	2,049,215
Hanover Insurance Group, Inc.	57,570	2,104,183
Symetra Financial Corp.	134,349	1,643,088
Willis Group Holdings PLC	39,690	1,392,325

		$13,295,749
Leisure & Toys - 2.1%
Brunswick Corp.	73,580	$1,896,157
Callaway Golf Co.	325,901	2,196,573

		$4,092,730
Machinery & Tools - 7.3%
Altra Holdings, Inc.	82,080	$1,543,925
Columbus McKinnon Corp. (a)	116,750	1,746,580
Douglas Dynamics, Inc.	143,095	2,057,706
EnPro Industries, Inc. (a)	34,710	1,363,409
Herman Miller, Inc.	112,295	2,371,670
Kennametal, Inc.	53,930	2,055,812

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Polypore International, Inc. (a)	45,430	$1,864,901
Regal Beloit Corp.	13,520	943,020

		$13,947,023
Major Banks - 1.1%
Huntington Bancshares, Inc.	348,040	$2,140,446

Medical & Health Technology & Services - 4.3%
Almost Family, Inc. (a)	85,275	$1,691,856
Community Health Systems, Inc. (a)	38,202	1,125,431
Cross Country Healthcare, Inc. (a)	323,481	1,297,159
Health Management Associates, Inc., “A” (a)	266,150	2,115,893
MEDNAX, Inc. (a)	24,890	1,966,310

		$8,196,649
Medical Equipment - 1.2%
Teleflex, Inc.	32,533	$2,251,284

Metals & Mining - 2.0%
GrafTech International Ltd. (a)	188,070	$1,824,279
TMS International Corp., “A” (a)	182,830	2,011,130

		$3,835,409
Natural Gas - Distribution - 3.0%
AGL Resources, Inc.	44,187	$1,722,409
NorthWestern Corp.	50,220	1,742,132
UGI Corp.	67,281	2,235,075

		$5,699,616
Oil Services - 1.2%
Tesco Corp. (a)	220,880	$2,385,504

Other Banks & Diversified Financials - 10.1%
Berkshire Hills Bancorp, Inc.	88,360	$2,037,582
Brookline Bancorp, Inc.	226,385	1,915,217
CAI International, Inc. (a)	118,740	2,374,800
CapitalSource, Inc.	249,328	2,007,090
Cathay General Bancorp, Inc.	126,386	2,262,309
First Interstate BancSystem, Inc.	99,550	1,521,124
Glacier Bancorp, Inc.	127,630	1,854,464
PrivateBancorp, Inc.	119,820	1,963,850
Regional Management Corp. (a)	83,720	1,465,100
Sandy Spring Bancorp, Inc.	101,948	1,920,700

		$19,322,236
Pollution Control - 1.1%
Progressive Waste Solutions Ltd.	99,286	$2,065,149

Railroad & Shipping - 0.7%
Diana Shipping, Inc. (a)	192,824	$1,432,682

Real Estate - 5.0%
BioMed Realty Trust, Inc., REIT	118,450	$2,282,531
Capstead Mortgage Corp., REIT	137,812	1,673,038
EPR Properties, REIT	44,638	2,024,333

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Hatteras Financial Corp., REIT	65,800	$1,754,228
Select Income REIT	72,640	1,815,274

		$9,549,404
Specialty Chemicals - 2.4%
A. Schulman, Inc.	43,922	$1,149,878
Cabot Corp.	25,940	978,716
Koppers Holdings, Inc.	43,106	1,525,521
Quaker Chemical Corp.	19,750	961,430

		$4,615,545
Specialty Stores - 5.0%
Children’s Place Retail Store, Inc. (a)	24,800	$1,205,528
Destination Maternity Corp.	93,403	2,075,415
Express, Inc. (a)	155,610	2,323,257
Gordmans Stores, Inc. (a)	57,082	825,406
Kirkland’s, Inc. (a)	71,900	653,571
rue21, Inc. (a)	47,970	1,377,219
Tilly’s, Inc. (a)	83,510	1,104,837

		$9,565,233
Tobacco - 1.2%
Schweitzer-Mauduit International, Inc.	58,790	$2,202,861

Trucking - 2.2%
Celadon Group, Inc.	63,540	$1,097,971
Landstar System, Inc.	29,744	1,504,154
Marten Transport Ltd.	89,430	1,692,016

		$4,294,141
Utilities - Electric Power - 1.9%
El Paso Electric Co.	55,310	$1,761,623
Great Plains Energy, Inc.	90,787	1,838,437

		$3,600,060
Total Common Stocks		$184,136,180

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	8,067,654	$8,067,654
Total Investments		$192,203,834

Other Assets, Less Liabilities - (0.3)%		(479,595)
Net Assets - 100.0%		$191,724,239

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$184,136,180	$—	$—	$184,136,180
Mutual Funds	8,067,654	—	—	8,067,654
Total Investments	$192,203,834	$—	$—	$192,203,834

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,413,965 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

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Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$184,316,000
Gross unrealized appreciation	16,577,759
Gross unrealized depreciation	(8,689,925)
Net unrealized appreciation (depreciation)	$7,887,834

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,717,269	40,120,167	(38,769,782)	8,067,654

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,306	$8,067,654

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2013

*	Print name and title of each signing officer under his or her signature.